UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  3/31/14

Item 1.  Reports to Stockholders.

Good Harbor Tactical Core US Fund

Class A Shares: GHUAX   Class C Shares: GHUCX   Class I Shares: GHUIX

Good Harbor Tactical Core Developed Markets Fund

Class A Shares: GHDAX   Class C Shares: GHDCX   Class I Shares: GHDIX

Good Harbor Tactical Equity Income Fund

Class A Shares: GHTAX   Class C Shares: GHTCX   Class I Shares: GHTIX

Good Harbor Tactical Core Emerging Markets Fund

Class A Shares: GHEAX   Class C Shares: GHECX   Class I Shares: GHEIX

Semi-Annual Report

March 31, 2014

 Advised by:

www.ghf-funds.com

1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:
			Inception** -	Inception*** -
	Six Months	One Year	March 31, 2014	March 31, 2014
Good Harbor Tactical Core US Fund - Class A	(0.46)%	0.99%	8.33%	N/A
Good Harbor Tactical Core US Fund - Class A with load	(6.21)%	(4.83)%	3.30%	N/A
Good Harbor Tactical Core US Fund - Class C	(0.83)%	0.17%	N/A	7.35%
Good Harbor Tactical Core US Fund - Class I	(0.37)%	1.17%	8.56%	N/A
S&P 500 Total Return Index	12.51%	21.86%	27.05%	24.47%

* The performance data quoted here represents past performance.  The performance comparison includes reinvestment of all dividends and capital gains.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods less than 1 year are not annualized.  The Fund’s total annual operating expenses are 1.53% for Class A shares, 2.31% for Class C shares and 1.27% for Class I shares per the February 1, 2014 Prospectus.  Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price.  For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

** Inception date is December 31, 2012.
*** Inception date is January 4, 2013.

Portfolio Composition as of March 31, 2014			% of Net Assets
Equity Funds			61.9%
Money Market Fund			34.0%
Other Assets Less Liabilities - Net			4.1%
			100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:
		Inception** -
		March 31, 2014
Good Harbor Tactical Core Developed Markets Fund - Class A		(0.90)%
Good Harbor Tactical Core Developed Markets Fund - Class A with load		(6.60)%
Good Harbor Tactical Core Developed Markets Fund - Class C		(1.20)%
Good Harbor Tactical Core Developed Markets Fund - Class I		(0.90)%
MSCI EAFE Index		6.41%

* The performance data quoted here represents past performance.  The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods less than 1 year are not annualized.  The Fund’s total annual operating expenses are 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I shares per the September 24, 2013 Prospectus.  Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price.  For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

The MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It comprises the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

** Inception date is September 30, 2013.

Portfolio Composition as of March 31, 2014	% of Net Assets
Equity Funds	72.2%
Debt Funds	22.9%
Money Market Fund	3.8%
Other Assets Less Liabilities - Net	1.1%
	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:
		Inception** -
		March 31, 2014
Good Harbor Tactical Equity Income Fund - Class A		(0.29)%
Good Harbor Tactical Equity Income Fund - Class A with load		(6.02)%
Good Harbor Tactical Equity Income Fund - Class C		(0.66)%
Good Harbor Tactical Equity Income Fund - Class I		(0.19)%
S&P 500 Total Return Index		12.51%

* The performance data quoted here represents past performance.  The performance comparison includes reinvestment of all dividends and capital gains.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods less than 1 year are not annualized.  The Fund’s total annual operating expenses are 1.46% for Class A shares, 2.21% for Class C shares and 1.21% for Class I shares per the September 30, 2013 Prospectus.  Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price.  For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

** Inception date is September 30, 2013.

Portfolio Composition as of March 31, 2014	% of Net Assets
REITS	47.2%
Oil & Gas	24.1%
Mining	12.8%
Iron/Steel	3.9%
Other Assets Less Liabilities - Net	12.0%
	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:
Inception** -
March 31, 2014
Good Harbor Tactical Core Emerging Markets Fund - Class A	(2.50)%
Good Harbor Tactical Core Emerging Markets Fund - Class A with load	(8.11)%
Good Harbor Tactical Core Emerging Markets Fund - Class C	(2.40)%
Good Harbor Tactical Core Emerging Markets Fund - Class I	(2.40)%
MSCI Emerging Markets Index	1.07%

* The performance data quoted here represents past performance.  The performance comparison includes reinvestment of all dividends and capital gains.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods less than 1 year are not annualized.  The Fund’s total annual operating expenses are 1.91% for Class A shares, 2.66% for Class C shares and 1.66% for Class I shares per the December 11, 2013 Prospectus.  Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price.  For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

The MSCI Emerging Markets Index is designed to measure equity performance in global emerging markets.  With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in 21 emerging economies.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

** Inception date is December 20, 2013.

Portfolio Composition as of March 31, 2014	% of Net Assets
Equity Funds	96.0%
Money Market Fund	6.8%
Other Assets Less Liabilities - Net	(2.8)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	EXCHANGE TRADED FUNDS - 61.9%
	EQUITY FUNDS - 61.9%
2,615,128	iShares Core S&P 500 ETF		$ 492,088,636
4,191,514	iShares Russell 2000 Index Fund		487,640,739
	TOTAL EXCHANGE TRADED FUNDS (Cost - $995,416,903)		979,729,375

	SHORT TERM INVESTMENT - 34.0%
	MONEY MARKET FUND - 34.0%
538,870,218	Fidelity Institutional Money Market - Money Market Portfolio,
	Institutional Class, to yield 0.01% * (Cost $538,870,218)		538,870,218

	TOTAL INVESTMENTS - 95.9% (Cost - $1,534,287,121) (a)		$ 1,518,599,593
	OTHER ASSETS LESS LIABILITIES - NET - 4.1%		64,839,902
	NET ASSETS - 100.0%		$ 1,583,439,495

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,537,501,688 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	(18,902,095)
		Net unrealized depreciation	$ (18,902,095)

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
4,730	Russell Mini Future, June 2014	$ 553,646,500	$ (5,304,750)
5,982	S&P E-Mini Future, June 2014	557,671,950	4,118,270
	Net Unrealized Loss from Open Long Futures Contracts		$ (1,186,480)

 *  The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 95.1%
	DEBT FUNDS - 22.9%
11,102	iShares 3-7 Year Treasury Bond ETF	$ 1,340,122
12,740	ProShares Ultra 7-10 Year Treasury	657,512
		1,997,634
	EQUITY FUNDS - 72.2%
50,168	iShares MSCI Germany ETF	1,572,767
45,803	iShares MSCI Switzerland Capped ETF	1,572,875
74,226	iShares MSCI United Kingdom ETF	1,528,313
14,595	ProShares Ultra MSCI EAFE *	1,630,422
		6,304,377

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,327,972)	8,302,011

	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
328,530	Fidelity Institutional Money Market - Money Market Portfolio,
	Institutional Class, to yield 0.01% ** (Cost $328,530)	328,530

	TOTAL INVESTMENTS - 98.9% (Cost - $8,656,502) (a)	$ 8,630,541
	OTHER ASSETS LESS LIABILITIES - NET - 1.1%	97,226
	NET ASSETS - 100.0%	$ 8,727,767

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

  (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,656,502 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 40,976
	Unrealized depreciation	(66,937)
	Net unrealized depreciation	$ (25,961)

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	COMMON STOCK - 85.0%
	IRON/STEEL - 3.9%
353,088	Vale SA	$ 4,883,207

	MINING - 12.8%
114,802	Freeport-McMoRan Copper & Gold, Inc.	3,796,502
199,144	Goldcorp, Inc.	4,875,045
157,588	Silver Wheaton Corp.	3,577,248
121,931	Southern Copper Corp.	3,549,411
		15,798,206
	OIL & GAS - 24.1%
323,795	Enerplus Corp.	6,485,614
92,575	Ensco PLC	4,886,108
906,758	Pengrowth Energy Corp.	5,513,089
1,546,270	Penn West Petroleum Ltd.	12,926,817
		29,811,628
	REITS - 44.2%
479,971	American Realty Capital Properties, Inc.	6,729,193
64,905	AvalonBay Communities, Inc.	8,523,325
149,313	Hospitality Properties Trust	4,288,269
167,840	Kimco Realty Corp.	3,672,339
525,582	Lexington Realty Trust	5,734,100
109,655	Omega Healthcare Investors, Inc.	3,675,636
133,840	Realty Income Corp.	5,468,702
33,537	Simon Property Group, Inc.	5,500,068
234,517	Starwood Property Trust, Inc.	5,532,256
90,907	Ventas, Inc.	5,506,237
		54,630,125

	TOTAL COMMON STOCK (Cost - $103,088,139)	105,123,166

	PREFERRED STOCK - 3.0%
	REITS - 3.0%
161,283	American Realty Capital Properties, Inc., 6.70% (Cost - $3,485,273)	3,672,414

	SHORT-TERM INVESTMENTS - 15.7%
	MONEY MARKET FUND - 15.7%
19,487,416	Fidelity Institutional Money Market - Money Market Portfolio,
	Institutional Class, to yield 0.01% * (Cost - $19,487,416)	19,487,416

	TOTAL INVESTMENTS - 103.7% (Cost - $126,060,828) (a)	$ 128,282,996
	OTHER ASSETS LESS LIABILITIES - NET - (3.7) %	(4,619,391)
	NET ASSETS - 100.0%	$ 123,663,605

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

  (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $126,060,828 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,722,441
	Unrealized depreciation	(500,273)
	Net unrealized appreciation	$ 2,222,168

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 96.0%
	EQUITY FUNDS - 96.0%
550	iShares MSCI Brazil Capped ETF	$ 24,761
546	iShares MSCI China ETF	24,565
466	iShares MSCI India ETF	12,316
194	iShares MSCI Mexico Capped ETF	12,406
697	iShares MSCI Russia Capped ETF	12,867
185	iShares MSCI South Africa ETF	12,243
402	iShares MSCI South Korea Capped ETF	24,723
1,717	iShares MSCI Taiwan ETF	24,691
699	ProShares Ultra MSCI Emerging Markets *	50,831
	TOTAL EXCHANGE TRADED FUNDS (Cost - $189,670)	199,403

	SHORT-TERM INVESTMENTS - 6.8%
	MONEY MARKET FUND - 6.8%
14,193	Fidelity Institutional Money Market - Money Market Portfolio,
	Institutional Class, to yield 0.01% ** (Cost $14,193)	14,193

	TOTAL INVESTMENTS - 102.8% (Cost - $203,863) (a)	$ 213,596
	OTHER ASSETS LESS LIABILITIES - NET - (2.8) %	(5,857)
	NET ASSETS - 100.0%	$ 207,739

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

  (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $203,863 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 9,733
	Unrealized depreciation	-
	Net unrealized appreciation	$ 9,733

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

	TACTICAL CORE US FUND	TACTICAL CORE DEVELOPED MARKETS FUND	TACTICAL EQUITY INCOME FUND	TACTICAL CORE EMERGING MARKETS FUND
ASSETS
Investment securities:
At cost	$ 1,534,287,121	$ 8,656,502	$ 126,060,828	$ 203,863
At value	$ 1,518,599,593	$ 8,630,541	$ 128,282,996	$ 213,596
Deposit at Broker for futures contracts	47,630,304	-	-	-
Variation margin - Due from Broker	15,302,900	-	-	-
Receivable for Fund shares sold	3,645,531	51,000	831,723	-
Dividends and interest receivable	26,304	9,793	482,747	1
Prepaid expenses	34,461	46,827	47,294	576
Receivable due from Advisor	-	4,380	-	12,606
TOTAL ASSETS	1,585,239,093	8,742,541	129,644,760	226,779

LIABILITIES
Payable for investments purchased	-	-	5,840,151	7,049
Payable for Fund shares repurchased	-	-	15,804	-
Investment advisory fees payable	1,321,771	-	81,644	-
Distribution (12b-1) fees payable	345,650	1,486	19,584	3
Fees payable to other affiliates	132,177	13,288	23,972	11,988
TOTAL LIABILITIES	1,799,598	14,774	5,981,155	19,040
NET ASSETS	$ 1,583,439,495	$ 8,727,767	$ 123,663,605	$ 207,739

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$ 1,640,252,682	$ 8,929,398	$ 122,432,059	$ 204,810
Accumulated net investment income (loss)	(896,386)	(5,884)	9,591	(262)
Accumulated net realized loss on security transactions, futures, options contracts, forward foreign currency exchange contracts and currency transactions	(39,042,793)	(169,786)	(1,001,095)	(6,542)
Net unrealized appreciation (depreciation) on security transactions, futures, options contracts and currency translations	(16,874,008)	(25,961)	2,223,050	9,733
NET ASSETS	$ 1,583,439,495	$ 8,727,767	$ 123,663,605	$ 207,739

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 384,035,083	$ 3,331,851	$ 37,052,712	$ 2,193
Shares of beneficial interest outstanding	35,242,083	336,303	3,754,790	225
Net asset value (Net Assets ÷ Shares Outstanding)	$ 10.90	$ 9.91	$ 9.87	$ 9.75
and redemption price per share (a)
Maximum offering price per share (maximum sales charge of 5.75%)	$ 11.56	$ 10.51	$ 10.47	$ 10.34

Class C Shares :
Net Assets	$ 322,632,249	$ 1,041,548	$ 18,293,083	$ 14,849
Shares of beneficial interest outstanding	29,873,914	105,383	1,854,872	1,522
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.80	$ 9.88	$ 9.86	$ 9.76

Class I Shares:
Net Assets	$ 876,772,163	$ 4,354,368	$ 68,317,810	$ 190,697
Shares of beneficial interest outstanding	80,210,817	439,236	6,920,011	19,540
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.93	$ 9.91	$ 9.87	$ 9.76

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2014

	TACTICAL CORE US FUND	TACTICAL CORE DEVELOPED MARKETS FUND (a)	TACTICAL EQUITY INCOME FUND (b)	TACTICAL CORE EMERGING MARKETS FUND (c )
INVESTMENT INCOME
Dividends	$ 7,177,822	$ 17,073	$ 1,027,300	$ 91
Interest	144,918	121	3,364	1
TOTAL INVESTMENT INCOME	7,322,740	17,194	1,030,664	92

EXPENSES
Investment advisory fees	5,712,940	16,517	220,133	308
Distribution (12b-1) fees:
Class A	369,502	1,462	15,347	1
Class C	1,057,298	2,362	36,299	3
Administrative services fees	640,739	74,384	98,450	40,276
TOTAL EXPENSES	7,780,479	94,725	370,229	40,588

Less: Fees waived/reimbursed by the Advisor	-	(71,647)	(62,038)	(40,234)

NET EXPENSES	7,780,479	23,078	308,191	354

NET INVESTMENT INCOME (LOSS)	(457,739)	(5,884)	722,473	(262)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	49,445	(169,786)	(929,019)	(6,542)
Futures contracts	(18,412,076)	-	-	-
Foreign currency transactions	-	-	(1,499)	-
Forward foreign currency contracts	-	-	(354)	-
Options purchased	-	-	(68,030)	-
Options written	-	-	(2,193)	-
Net realized loss	(18,362,631)	(169,786)	(1,001,095)	(6,542)
Net change in unrealized appreciation (depreciation) on:
Investments	(25,347,408)	(25,961)	2,222,168	9,733
Futures contracts	(6,881,776)	-	-	-
Foreign currency translations	-	-	882	-
Net change in unrealized appreciation (depreciation) on investments	(32,229,184)	(25,961)	2,223,050	9,733

NET REALIZED AND UNREALIZED GAIN (LOSS)	(50,591,815)	(195,747)	1,221,955	3,191

NET INCREASE (DECREASE) IN NET ASSETS	$ (51,049,554)	$ (201,631)	$ 1,944,428	$ 2,929

(a)	The Good Harbor Tactical Core Developed Markets Fund Class A, C and I shares commenced operations on September 30, 2013.
(b)	The Good Harbor Tactical Equity Income Fund Class A, C and I shares commenced operations on September 30, 2013.
(c)	The Good Harbor Tactical Core Emerging Markets Fund Class A, C and I shares commenced operations on December 20, 2013.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	TACTICAL CORE US FUND

	Six Months Ended	Period Ended
	March 31, 2014	September 30, 2013 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (457,739)	$ (469,932)
Net realized loss on investments and futures contracts	(18,362,631)	(6,391,851)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(32,229,184)	15,355,176
Net increase (decrease) in net assets resulting from operations	(51,049,554)	8,493,393

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(3,745,035)	-
Class C	(2,593,146)	-
Class I	(7,918,845)	-
Net decrease in net assets resulting from distributions to shareholders	(14,257,026)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	284,471,764	190,382,628
Class C	265,851,878	74,544,975
Class I	719,833,461	392,830,923
Net asset value of shares issued in reinvestment of distributions:
Class A	3,522,273	-
Class C	2,511,887	-
Class I	7,661,003	-
Redemption fee proceeds:
Class A	7,634	4,195
Class C	5,735	799
Class I	16,644	5,821
Payments for shares redeemed:
Class A	(58,949,674)	(23,876,788)
Class C	(5,936,938)	(449,664)
Class I	(120,115,141)	(92,070,733)
Net increase in net assets from shares of beneficial interest	1,098,880,526	541,372,156

TOTAL INCREASE IN NET ASSETS	1,033,573,946	549,865,549

NET ASSETS
Beginning of Period	549,865,549	-
End of Period*	$ 1,583,439,495	$ 549,865,549
* Includes accumulated net investment loss of:	$ (896,386)	$ (438,647)

SHARE ACTIVITY
Class A:
Shares Sold	24,959,628	17,383,959
Shares Reinvested	309,514	-
Shares Redeemed	(5,244,961)	(2,166,057)
Net increase in shares of beneficial interest outstanding	20,024,181	15,217,902

Class C:
Shares Sold	23,377,048	6,847,227
Shares Reinvested	222,291	-
Shares Redeemed	(530,825)	(41,827)
Net increase in shares of beneficial interest outstanding	23,068,514	6,805,400

Class I:
Shares Sold	62,718,024	36,062,289
Shares Reinvested	671,429	-
Shares Redeemed	(10,698,030)	(8,542,895)
Net increase in shares of beneficial interest outstanding	52,691,423	27,519,394

(a)	The Good Harbor Tactical Core US Fund Class A and I shares commenced operations on December 31, 2012. Class C Shares commenced operations on January 4, 2013.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL CORE DEVELOPED MARKETS FUND	TACTICAL EQUITY INCOME FUND	TACTICAL CORE EMERGING MARKETS FUND

	Period Ended	Period Ended	Period Ended
	March 31, 2014 (a)	March 31, 2014 (b)	March 31, 2014 ( c)
FROM OPERATIONS	(Unaudited)	(Unaudited)	(Unaudited)
Net investment income (loss)	$ (5,884)	$ 722,473	$ (262)
Net realized loss on security transactions, futures, options contracts,
forward foreign currency exchange contracts and currency transactions	(169,786)	(1,001,095)	(6,542)
Net change in unrealized appreciation (depreciation) on security
transactions, futures, options contracts and currency translations	(25,961)	2,223,050	9,733
Net increase (decrease) in net assets resulting from operations	(201,631)	1,944,428	2,929

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(200,040)	-
Class C	-	(86,661)	-
Class I	-	(426,181)	-
Net decrease in net assets resulting from distributions to shareholders	-	(712,882)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,552,011	37,566,533	2,195
Class C	1,079,702	18,302,718	14,167
Class I	4,519,604	69,780,665	188,463
Net asset value of shares issued in reinvestment of distributions:
Class A	-	170,845	-
Class C	-	79,705	-
Class I	-	410,781	-
Redemption fee proceeds:
Class A	100	766	-
Class C	43	448	-
Class I	133	1,547	-
Payments for shares redeemed:
Class A	(133,968)	(991,497)	-
Class C	(7,530)	(185,552)	-
Class I	(80,697)	(2,704,900)	(15)
Net increase in net assets from shares of beneficial interest	8,929,398	122,432,059	204,810

TOTAL INCREASE IN NET ASSETS	8,727,767	123,663,605	207,739

NET ASSETS
Beginning of Period	-	-	-
End of Period*	$ 8,727,767	$ 123,663,605	$ 207,739
* Includes accumulated net investment income (loss) of:	$ (5,884)	$ 9,591	$ (262)

SHARE ACTIVITY
Class A:
Shares Sold	350,047	3,839,282	225
Shares Reinvested	-	17,427	-
Shares Redeemed	(13,744)	(101,919)	-
Net increase in shares of beneficial interest outstanding	336,303	3,754,790	225

Class C:
Shares Sold	106,106	1,866,055	1,522
Shares Reinvested	-	8,137	-
Shares Redeemed	(723)	(19,320)	-
Net increase in shares of beneficial interest outstanding	105,383	1,854,872	1,522

Class I:
Shares Sold	447,483	7,156,939	19,541
Shares Reinvested	-	41,844	-
Shares Redeemed	(8,247)	(278,772)	(1)
Net increase in shares of beneficial interest outstanding	439,236	6,920,011	19,540

(a)	The Good Harbor Tactical Core Developed Markets Fund Class A, C and I shares commenced operations on September 30, 2013.
(b)	The Good Harbor Tactical Equity Income Fund Class A, C and I shares commenced operations on September 30, 2013.
(c)	The Good Harbor Tactical Core Emerging Markets Fund Class A, C and I shares commenced operations on December 20, 2013.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	GOOD HARBOR TACTICAL CORE US FUND

	Class A		Class C		Class I
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2014	2013 (1)	2014	2013 (2)	2014	2013 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 11.10	$ 10.00	$ 11.04	$ 10.03	$ 11.12	$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	(0.01)	(0.04)	(0.04)	(0.09)	0.01	(0.02)
Net realized and unrealized
gain (loss) on investments	(0.03)	1.14	(0.04)	1.10	(0.04)	1.14
Total from investment operations	(0.04)	1.10	(0.08)	1.01	(0.03)	1.12

Paid in capital from redemption fees (4)	0.00	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net realized gains	(0.16)	-	(0.16)	-	(0.16)	-

Net asset value, end of period	$ 10.90	$ 11.10	$ 10.80	$ 11.04	$ 10.93	$ 11.12

Total return (5,6)	(0.46) %	11.00%	(0.83) %	10.07%	(0.37) %	11.20%

Net assets, at end of period (000s)	$ 384,035	$ 168,848	$ 322,632	$ 75,119	$ 876,772	$ 305,898

Ratio of gross expenses to average
net assets (7,8,9)	1.36%	1.49%	2.10%	2.27%	1.11%	1.23%
Ratio of net expenses to average
net assets (8,9)	1.36%	1.40%	2.10%	2.15%	1.11%	1.15%
Ratio of net investment income (loss)
to average net assets (8,9)	(0.11)%	(0.47)%	(0.78)%	(1.15)%	0.17%	(0.28)%

Portfolio Turnover Rate (6)	320%	375%	320%	375%	320%	375%

(1)	The Good Harbor Tactical Core US Fund Class A and Class I shares commenced operations on December 31, 2012.
(2)	The Good Harbor Tactical Core US Fund Class C shares commenced operations on January 4, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Amount represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND

	For the Period Ended March 31, 2014 (1) (Unaudited)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)	(0.05)	(0.01)
Net realized and unrealized
loss on investments	(0.07)	(0.07)	(0.08)
Total from investment operations	(0.09)	(0.12)	(0.09)

Paid in capital from redemption fees (3)	0.00	0.00	0.00

Net asset value, end of period	$ 9.91	$ 9.88	$ 9.91

Total return (4,5)	(0.90) %	(1.20) %	(0.90) %

Net assets, at end of period (000s)	$ 3,332	$ 1,042	$ 4,354

Ratio of gross expenses to average
net assets (6,7,8)	4.24%	7.55%	6.14%
Ratio of net expenses to average
net assets (7,8)	1.40%	2.15%	1.15%
Ratio of net investment loss
to average net assets (7,8)	(0.36)%	(1.09)%	(0.14)%

Portfolio Turnover Rate (5)	268%	268%	268%

(1)	The Good Harbor Tactical Core Developed Markets Fund Class A, C and I shares commenced operations on September 30, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	GOOD HARBOR TACTICAL EQUITY INCOME FUND

	For the Period Ended March 31, 2014 (1) (Unaudited)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.16	0.12	0.17
Net realized and unrealized
loss on investments	(0.19)	(0.19)	(0.19)
Total from investment operations	(0.03)	(0.07)	(0.02)

Paid in capital from redemption fees (3)	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.10)	(0.07)	(0.11)

Net asset value, end of period	$ 9.87	$ 9.86	$ 9.87

Total return (4,5)	(0.29) %	(0.66) %	(0.19) %

Net assets, at end of period (000s)	$ 37,053	$ 18,293	$ 68,318

Ratio of gross expenses to average
net assets (6,7,8)	1.67%	2.49%	1.41%
Ratio of net expenses to average
net assets (7,8)	1.40%	2.15%	1.15%
Ratio of net investment income
to average net assets (7,8)	3.29%	2.42%	3.47%

Portfolio Turnover Rate (5)	28%	28%	28%

(1)	The Good Harbor Tactical Equity Income Fund's Class A, C and I shares commenced operations on September 30, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND

	For the Period Ended March 31, 2014 (1) (Unaudited)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.03)	(0.06)	(0.02)
Net realized and unrealized
loss on investments	(0.22)	(0.18)	(0.22)
Total from investment operations	(0.25)	(0.24)	(0.24)

Net asset value, end of period	$ 9.75	$ 9.76	$ 9.76

Total return (3,4)	(2.50) %	(2.40) %	(2.40) %

Net assets, at end of period (000s)	$ 2	$ 15	$ 191

Ratio of gross expenses to average
net assets (5,6,7)	135.19%	88.81%	129.57%
Ratio of net expenses to average
net assets (6,7)	1.40%	2.15%	1.15%
Ratio of net investment loss
to average net assets (6,7)	(1.13)%	(2.15)%	(0.85)%

Portfolio Turnover Rate (4)	150%	150%	150%

(1)	The Good Harbor Tactical Core Emerging Markets Fund Class A, C and I shares commenced operations on December 20, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Good Harbor Tactical Core US Fund (“Tactical Core US Fund”), formerly known as Good Harbor U.S. Tactical Core Fund, the Good Harbor Tactical Core Developed Markets Fund (“Tactical Core Developed Markets Fund”), formerly known as Good Harbor Tactical Core International Developed Markets Fund, the Good Harbor Tactical Equity Income Fund (“Tactical Equity Income Fund”), and the Good Harbor Tactical Core Emerging Markets Fund (“Tactical Core Emerging Markets Fund”), formerly known as Good Harbor Tactical Core International Emerging Markets Fund (each a “Fund,” and together the “Funds”) each is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Tactical Core US Fund, the Tactical Core Developed Markets Fund, and the Tactical Core Emerging Markets Fund is total return from capital appreciation and income.  The investment objective of the Tactical Equity Income Fund is total return from capital appreciation with an emphasis on income.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I and Class C shares are offered at net asset value.  Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Tactical Core US Fund Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013, the Tactical Core Developed Markets Fund and Tactical Equity Income Fund commenced operations on September 30, 2013 and the Tactical Core Emerging Markets Fund commenced operations on December 20, 2013.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“the Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Funds’ investments measured at fair value:

GOOD HARBOR TACTICAL CORE US FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$ 979,729,375	$ -	$ -	$ 979,729,375
Short - Term Investment	538,870,218	-	-	538,870,218
Total	$ 1,518,599,593	$ -	$ -	$ 1,518,599,593
Liabilities
Derivatives
Long Futures Contracts**	(1,186,480)	-	-	(1,186,480)

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$ 1,997,634	$ -	$ -	$ 1,997,634
Equity Funds	6,304,377	-	-	6,304,377
Short - Term Investment	328,530	-	-	328,530
Total	$ 8,630,541	$ -	$ -	$ 8,630,541

GOOD HARBOR TACTICAL EQUITY INCOME FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 105,123,166	$ -	$ -	$ 105,123,166
Preferred Stock	3,672,414	-	-	3,672,414
Short - Term Investment	19,487,416	-	-	19,487,416
Total	$ 128,282,996	$ -	$ -	$ 128,282,996

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$ 199,403	$ -	$ -	$ 199,403
Short - Term Investment	14,193	-	-	14,193
Total	$ 213,596	$ -	$ -	$ 213,596

The Funds did not hold any Level 3 securities during the period.  There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*    Refer to the Portfolios of Investments for security classifications.

** Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day variation margin is reported within the Statements of Assets and Liabilities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations.  For the period ended March 31, 2014, the Tactical Equity Income Fund had net realized losses of $354 on forward currency exchange contracts.

Futures Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract.  If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of March 31, 2014, the Tactical Core US Fund held futures subject to equity price risk in the amount of $1,186,480.

The derivative instruments outstanding as of March 31, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Tactical Core US Fund and the Equity Income Fund.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.  A Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is a Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  During the period ended March 31, 2014 the Equity Income Fund’s realized loss on options contracts subject to equity price risk amounted to $70,222.

The number of option contracts written and the premiums received by the Tactical Equity Income Fund for the period ended March 31, 2014, were as follows:

	Written Call Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	(5,149)	(380,482)
Options closed	1,602	119,137
Options exercised	-	-
Options expired	3,547	261,345
Options outstanding, end of period	-	$ -

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statement of Assets and Liabilities as of March 31, 2014:

Derivative Investment Type	Asset Derivatives
Equity/ Interest Rate Contracts	Due from Broker – Variation Margin

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statement of Operations for the period ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate Contracts	Net realized gain (loss) from futures contracts; Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2014:

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Interest Rate Risk	Total for the Period Ended March 31, 2014
Tactical Core US Fund
Futures	$ 845,909	$ (19,257,985)	$ (18,412,076)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Interest Rate Risk	Total for the Period Ended March 31, 2014
Tactical Core US Fund
Futures	$ (4,205,546)	$ (2,676,230)	$ (6,881,776)

Offsetting of Financial Assets and Derivative Assets

The Tactical Core US Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts.  During the period ended March 31, 2014, the Tactical Core US Fund was not subject to any master netting arrangements.  The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2014 for the Tactical Core US Fund.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Futures Contracts	$ 15,302,900	$ -	$ 15,302,900	$ -	$ 15,302,900	$ -
Total	$ 15,302,900	$ -	$ 15,302,900	$ -	$ 15,302,900	$ -

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund

      Income Dividends

        Capital Gains

Tactical Core US Fund

Annually

 Annually

Tactical Core Developed Markets Fund

Annually

Annually

Tactical Equity Income Fund

Monthly

 Annually

Tactical Core Emerging Markets Fund

Annually

 Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets.  During the period ended March 31, 2014, the Advisor earned the following fees:

Fund	Advisory Fee
Tactical Core US Fund	$ 5,712,940
Tactical Core Developed Markets Fund	16,517
Tactical Equity Income Fund	220,133
Tactical Core Emerging Markets Fund	308

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2015 for the Tactical Core US Fund, and January 31, 2016 for the Tactical Core Developed Markets Fund, the Tactical Equity Income Fund, and the Tactical Core Emerging Markets Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively. During the period ended March 31, 2014, the Advisor waived fees and reimbursed expenses in the amounts of:

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Fund	Fees waived/reimbursed by the Advisor
Tactical Core Developed Markets Fund
Class A	$ 16,820
Class C	12,872
Class I	41,955
Tactical Equity Income Fund
Class A	17,022
Class C	12,432
Class I	32,584
Tactical Core Emerging Markets Fund
Class A	508
Class C	246
Class I	39,480

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds operating expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.40%, 2.15% and 1.15% of average daily net assets, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.40%, 2.15% and 1.15% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.40%, 2.15% and 1.15% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the year indicated.

Fund	2016	2017
Tactical Core US Fund	$ 99,573	$ -
Tactical Core Developed Markets Fund	-	71,647
Tactical Equity Income Fund	-	62,038
Tactical Core Emerging Markets Fund	-	40,234

The Trust, with respect to each Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares ("Plans").  The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively.  Pursuant to the Plan, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders.  The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs.  Pursuant to the Plans, the table below shows the fees incurred during the period ended March 31, 2014.

Fund	Distribution (12b-1) fee
Tactical Core US Fund
Class A	$ 369,502
Class C	1,057,298
Tactical Core Developed Markets Fund
Class A	1,462
Class C	2,362

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Fund	Distribution (12b-1) fee
Tactical Equity Income Fund
Class A	$ 15,347
Class C	36,299
Tactical Core Emerging Markets Fund
Class A	1
Class C	3

Northern Lights Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares.  The Distributor is an affiliate of GFS.  The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter or other affiliated broker-dealers during the period ended March 31, 2014.

Fund	Underwriting Commisions	Amount Retained
Tactical Core US Fund
Class A	$ 4,082,352	$ 574,391
Class C	2,829,169	36,225
Tactical Core Developed Markets Fund
Class A	8,861	1,320
Class C	10,812	-
Tactical Equity Income Fund
Class A	219,435	31,389
Class C	180,958	1,231
Tactical Core Emerging Markets Fund
Class C	142	-

Pursuant to the terms of an administrative servicing agreement with GFS, the Funds pay to GFS a monthly fee for all operating expenses of the Funds, which is calculated on their average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees.  The approved entities may be affiliates of GFS.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended March 31, 2014 were as followed:

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Fund	Purchases	Sales
Tactical US Core Fund	$ 2,940,481,786	$ 2,298,489,316
Tactical Core Developed Markets Fund	19,238,377	10,740,619
Tactical Equity Income Fund	120,979,961	13,477,530
Tactical Core Emerging Markets Fund	385,254	189,042

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days.  The redemption fee is paid directly to each Fund.  For the period ended March 31, 2014 the redemption fees are as follows:

Fund	Redemption Fee
Tactical Core US Fund
Class A	$ 7,634
Class C	5,735
Class I	16,644
Tactical Core Developed Markets Fund
Class A	100
Class C	43
Class I	133
Tactical Equity Income Fund
Class A	766
Class C	448
Class I	1,547

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Core US Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Core S&P 500 ETF, iShares Russell 2000 Index Fund and Fidelity Institutional Money Market Portfolio (the “Securities”).  The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities.  The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Funds’ websites, “www.iShares.com” and “www.Fidelity.com”.  As of March 31, 2014, the percentage of the Fund’s net assets invested in the Securities was 31.1%, 30.8% and 34.0% in the iShares Core S&P 500 ETF, iShares Russell 2000 Index Fund and Fidelity Institutional Money Market Portfolio, respectively, for the Fund.

7.

TAX COMPONENTS OF CAPITAL

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis for the Tactical Core US Fund were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ 2,486,727	$ -	$ -	$ (438,647)	$ 6,445,313	$ 8,493,393

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark to market on futures contracts.

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Tactical Core US Fund incurred and elected to defer such late year losses of $438,647.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended September 30, 2013 as follows for the Tactical Core US Fund:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ -	$ 31,285	$ (31,285)

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOOD HARBOR FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of each Good Harbor Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Good Harbor Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13 – 3/31/14 *	Annualized Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$995.40	$6.77	1.36%
Class C	$1,000.00	$991.70	$10.43	2.10%
Class I	$1,000.00	$996.30	$5.52	1.11%
Good Harbor Tactical Core Developed Markets Fund
Class A	$1,000.00	$991.00	$6.95	1.40%
Class C	$1,000.00	$988.00	$10.66	2.15%
Class I	$1,000.00	$991.00	$5.71	1.15%
Good Harbor Tactical Equity Income Fund
Class A	$1,000.00	$997.10	$6.97	1.40%
Class C	$1,000.00	$993.40	$10.69	2.15%
Class I	$1,000.00	$998.10	$5.73	1.15%
Actual	Beginning Account Value 12/20/13	Ending Account Value 3/31/14	Expenses Paid During Period 12/20/13 – 3/31/14 **	Annualized Expense Ratio
Good Harbor Tactical Core Emerging Markets Fund
Class A	$1,000.00	$975.00	$3.86	1.40%
Class C	$1,000.00	$976.00	$5.94	2.15%
Class I	$1,000.00	$976.00	$3.18	1.15%

GOOD HARBOR FUNDS

EXPENSE EXAMPLES (Unaudited) (Continued)

March 31, 2014

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13 – 3/31/14 *	Annualized Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,018.15	$6.84	1.36%
Class C	$1,000.00	$1,014.46	$10.55	2.10%
Class I	$1,000.00	$1,019.40	$5.59	1.11%
Good Harbor Tactical Core Developed Markets Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Good Harbor Tactical Equity Income Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Good Harbor Tactical Core Emerging Markets Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (102) divided by the number of days in the fiscal year (365).

GOOD HARBOR FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2014

Approval of Advisory Agreement – Good Harbor Tactical Core International Developed Markets Fund

In connection with a meeting held on August 22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC. (“GHF”) and the Trust, with respect to the Good Harbor Tactical Core International Developed Markets Fund (“Core International”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that GHF was established in 2003 and specializes in the management of alternative, tactical and flexible investment solutions.  The Board noted GHF manages approximately $5.1 billion in assets for over 13,000 clients including institutions, family offices and private clients.  The Board reviewed the background information of the key investment personnel responsible for Core International, and found them to have impressive education credentials along with extensive financial industry experience fully capable of providing portfolio management, research, trading, operations, compliance and marketing services.  The Board noted that GHF utilizes its research and analysis to produce a disciplined, model driven approach that focuses on proprietary indicators that measures momentum, global and country specific economic conditions, and yield curve dynamics of U.S. Treasury and sovereign government debt, in order to quantify and validate by back testing investment strategies and determine the portfolio’s allocations.  The Board recognized that in managing portfolio risk, GHF provides continuous reevaluation of the strategy’s standard deviation, market risk, correlation risk and credit risk in addition to concentration risks to sector, holdings and market.  The Board noted that GHF maintains the flexibility to make defensive allocations when these downside risks are elevated as indicated by the model.  The Board described the results of the GHF’s 2012 SEC exam and were satisfied with GHF’s response to the exam findings. The Board noted it has some previous experience with GHF through the first mutual fund GHF launched at the end of 2012, and thus far has been satisfied with GHF’s solid infrastructure and experienced professionals.  The Board concluded it is comfortable that GHF will deliver a high level of quality service to Core International and its future shareholders.

Performance.  The Board reviewed the results of a composite of separately managed accounts (“SMA”) managed by GHF, the Tactical Core International Composite, which utilizes some leverage and has a similar strategy to Core International, and noted it has returned 13.09% (net of SMA fees) since its inception October 31, 2012, and a gross return of 15.35%.  The Board noted that although the composite underperformed the benchmark (MSCI World ex-US) returns of 26.05%, the Board recognizes the strategy model can periodically produce defensive indicators causing the strategy to miss some market gains, which is a critical component in mitigating investor’s exposure to sharp market declines.  The Board recognized that the returns reflect that the strategy performed as intended.

The Board recognizes that past results are no guarantee of futures results but based on the information presented and its previous experience with another mutual fund in the Trust managed the GHF, the Board concluded GHF has a well-honed investment approach and the potential to deliver positive results to the benefit of Core International and its future shareholders.

Fees & Expenses.  The Board noted that for Core International GHF proposed a management fee of 1.00%, which is higher than the Fund’s selected peer group average, 0.88%, but well within the high/low range of fees charged by the those funds (0.55% – 1.15%).  The Board further noted that the advisory fee is higher than the Morningstar category averages presented, but well within the range of fees charged by those funds (0.00% – 1.95%).  The Board noted that GHF has agreed to a fee waiver which is estimated to reduce the total fees to shareholders to 0.80%, thereby making the fees more competitive.  The Board considered that given the complex nature of this international strategy and the defensive allocation, GHF can execute when the model indicators deem it necessary and the Board concluded that the management fees are reasonable.  The Board noted the complex nature of constructing and managing an international strategy that has the mandate to take a defensive stance in less favorable market environments and concluded that the management fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of Core International, and its prospects for growth.  The Trustees concluded that based on the anticipated size of Core International, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  However, a representative of GHF agreed that as Core International grows and GHF achieves economies of scale, GHF would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by GHF in connection with the operation of Core International and whether the amount of profit is a fair entrepreneurial profit for the management of Core International.  The Trustees noted that GHF anticipates earning a not insignificant profit in connection with its relationship with Core International, during the initial term of the agreement.  The Board was satisfied that GHF’s anticipated profitability level associated with its relationship with Core International is reasonable.

Conclusion.  Having requested and received such information from the GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of the Good Harbor Tactical Core International Developed Markets Fund.

GOOD HARBOR FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2014

Approval of Advisory Agreement – Good Harbor Tactical Equity Income Fund

In connection with a meeting held on August 22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to the Good Harbor Tactical Equity Income Fund (“Equity Income”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that GHF was established in 2003 and specializes in the management of alternative, tactical and flexible investment solutions.  The Board noted GHF manages approximately $5.1 billion in assets for over 13,000 clients including institutions, family offices and private clients.  The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and found them to have impressive education credentials along with extensive financial industry experience fully capable of providing portfolio management, research, trading, operations, compliance and marketing services.  The Board noted that for Equity Income, GHF uses a fundamental and quantitative research approach employing several screens focused on deriving potential companies that achieve its earnings from tangible assets, for investments that are principally sound but trading at low valuations due to various temporary factors.  The Board recognized that in managing portfolio risk, GHF provides continuous reevaluation of the strategy’s standard deviation, market risk, correlation risk and credit risk in addition to concentration risks to sector, holdings and market.  The Board noted that GHF maintains the flexibility to make defensive allocations when these downside risks are elevated as indicated by the model.  The Board described the results of the GHF’s 2012 SEC exam and were satisfied with GHF’s response to the exam findings. The Board noted it has some previous experience with GHF through the first mutual fund GHF launched at the end of 2012, and thus far has been satisfied with GHF’s solid infrastructure and experienced professionals.  The Board concluded it is comfortable that GHF will deliver a high level of quality service to Equity Income and its future shareholders.

Performance.  The Board reviewed the results of a composite of SMA accounts managed by GHF, the Tactical Equity Income, which has a similar strategy as Equity Income and noted it has returned 21.51% for one year, 22.04% over five years, 19.86% over ten years and 20.09% since inception December 31, 2000 (net of SMA fees).  The Board recognized this was a strong outperformance compared to the benchmark, S&P 500 TR Index, which returned 16.89%, 5.21%, 7.88% and 3.54%, over the same time periods, respectively.  The Board noted that the strategy performed as it was designed and has benefited from stock market exposure during a sustained bull market, but note it also has the flexibility to make defensive moves during weaker equity environments.

The Board recognizes that past results are no guarantee of futures results but based on the information presented and its previous experience with another mutual fund in the Trust managed the GHF, the Board concluded GHF has a well-honed investment approach and the potential to deliver positive results to the benefit of the shareholders.

Fees & Expenses.  The Board noted that with respect to Equity Income, GHF proposed a management fee of 1.00%, which is higher than the selected peer group average, and equal to the highest fee in the selected peer group which ranged from (0.60% – 1.00%).  The Board further noted that the advisory fee is higher than the Morningstar category averages and but well within the range of fees charged by those funds (0.00% – 1.98%).  The Board noted that GHF has agreed to a fee waiver which is estimated to reduce the actual fee to 0.80%, thereby making it more competitive.  The Board concluded that the management fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of Equity Income, and its prospects for growth.  The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  However, a representative of GHF agreed that as the Fund grows and GHF achieves economies of scale, GHF would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by GHF in connection with the operation of Equity Income and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that GHF anticipates earning a not insignificant profit in connection with its relationship with the Fund, during the initial term of the Advisory Agreement.  The Board was satisfied that GHF’s anticipated profitability level associated with its relationship with the Fund is reasonable.

Conclusion.  Having requested and received such information from the GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of the Good Harbor Tactical Equity Income Fund.

GOOD HARBOR FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2014

Approval of Advisory Agreement – Good Harbor Tactical Core Emerging Markets Fund

In connection with a meeting held on November 21-22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to the Good Harbor Tactical Core International Emerging Markets Fund (“Good Harbor EM”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that GHF was established in 2003 and specializes in the management of alternative, tactical and flexible investment solutions.  The Board noted GHF manages approximately $8 billion in assets for over 19,000 clients including institutions, family offices and private clients.  The Board reviewed the background information of the key investment personnel that will be responsible for servicing Good Harbor EM and found them to have impressive education credentials along with extensive financial industry experience fully capable of providing portfolio management, research, trading, operations, compliance, and marketing services.  The Board noted that GHF will utilize its research and analysis to produce a disciplined, model driven approach that focuses on proprietary indicators that measure momentum, global and country specific economic conditions, and yield curve dynamics of U.S. Treasury and sovereign government debt, in order to quantify and validate by back testing investment strategies and determine the portfolio’s allocations.  The Board recognized that in managing portfolio risk, GHF provides continuous reevaluation of the strategy’s standard deviation, market risk, correlation risk and credit risk in addition to concentration risks to sector, holdings and market.  The Board noted that GHF maintains the flexibility to make defensive allocations when these downside risks are elevated as indicated by the model.  The Board reviewed and discussed the results of the GHF’s 2012 SEC exam and were satisfied with GHF’s response to the exam findings. The Board noted it has previous experience with GHF in connection with other funds in the Trust, and thus far have been satisfied with GHF’s solid infrastructure, experienced professionals and overall business model.  The Board concluded it is satisfied that GHF has the ability to deliver a high level of quality service to Good Harbor EM and its future shareholders.

Performance.  The Board reviewed the results of a composite of separately managed accounts (“SMA”) managed by GHF, the Tactical Core US Composite, and noted it has returned 23.05% for one year, 24.51% over five years, 13.88% over ten years and 15.75% since its inception, April 30, 2003.  The Board recognized that the composite outperformed compared to the benchmark (S&P 500) over the five year, ten year and since periods which returned 15.17%, 7.46% and 8.58%, respectively but underperformed the benchmark over the one year period (27.18%).  The Board recognizes the strategy model can periodically produce defensive indicators which are critical components in mitigating investor’s exposure to sharp market declines; therefore, causing the strategy to miss some market gains.  The Board considered that the performance of the SMA composite demonstrated the power and consistency of GHF’s methodology, but noted that the composite does not reflect performance based on a strategy similar to that of Good Harbor EM.  The Board noted that while past performance is not indicative of future results, based on the information presented and its previous experience with other mutual funds managed by GHF, the Board concluded GHF has the potential to deliver reasonable results to Good Harbor EM to the benefit of its future shareholders.

Fees & Expenses.  The Board noted that GHF proposed a management fee of 1.00%, which is higher than Good Harbor EM’s selected peer group average, 0.88%, but within the high/low range of fees charged by the those funds (0.55% – 1.15%).  The Board further noted that the advisory fee is higher than the Morningstar category averages presented, but within the range of fees charged by those funds (0.00% – 1.45% for the World Allocation category); (0.00% – 1.95% for the World Stock category); and (0.00% – 1.75% for the Foreign Large Blend category).  The Board noted that GHF has agreed to a fee waiver which is estimated to reduce the total fees paid to GHF to 0.80%, thereby making the fees more competitive.  The Board noted that the Good Harbor EM’s estimated net expense ratio (1.15% exclusive of 12b-1 fees) is within the high/low range of the peer group and Morningstar categories and lower than the peer group average.  Given the complex nature of the strategy, which includes the ability to make defensive allocations, and the quality resources available to GHF, the Board concluded that the management fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of Good Harbor EM, and its prospects for growth during the initial term of the Advisory Agreement.  The Trustees concluded that based on the anticipated size of Good Harbor EM, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  A representative of GHF agreed that as Good Harbor EM grows and GHF achieves economies of scale, GHF would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by GHF in connection with the operation of Good Harbor EM and whether the amount of profit is a fair entrepreneurial profit for the management of Good Harbor EM.  The Trustees noted that GHF anticipates earning a modest net profit in connection with its relationship with Good Harbor EM during the initial year of the Advisory Agreement.  The Board concluded that it was satisfied that GHF’s anticipated profitability level associated with its relationship with Good Harbor EM is reasonable.

Conclusion.  Having requested and received such information from the GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Good Harbor Tactical Core International Emerging Markets Fund.

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

Page 2

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file other complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR

Good Harbor Financial, LLC

155 N. Wacker Drive, Suite 850

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/4/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/4/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/4/14